Income tax expenses (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The following table sets forth income tax expenses of the Company's PRC subsidiaries, which were included in the consolidated statements of income for the periods presented:

	Years ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Current tax	5,981,945	11,813,969	11,718,081	1,909,291
Deferred tax expense (credit)	237,513	(1,383,567)	(2,208,845)	(359,899)
	6,219,458	10,430,402	9,509,236	1,549,392

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income tax expense to the amount computed by applying the current tax rate to the (loss) profit before income taxes in the consolidated statements of income were as follows:

	Years ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

(Loss) profit before income tax	(19,258,073)	(37,248,196)	32,262,994	5,256,784

Tax at the domestic income tax rate of 25%	(4,814,518)	(9,312,049)	8,065,749	1,314,196
Tax effect of income that are not taxable:
Allowance for research and development	(156)	(1,399)	-	-
Other non-taxable income	(6,115)	(1,128,524)	(1,254,150)	(204,346)
Tax effect of expenses that are not deductible:
Impairment loss of goodwill	-	14,348,467	-	-
Other non-deductible expenses	2,042,464	1,873,323	342,186	55,756
Tax effect of 2-plus-3 Income Tax Holiday	(1,756,754)	(1,290,674)	-	-
Change in valuation allowance	5,119,999	2,883,211	(386,310)	(62,944)
Effect of changes in enacted tax law and rates	(73,969)	-	-	-
Under(over) provision in prior years	-	1,374,610	(750,000)	(122,202)
Effect of loss of the Company and subsidiaries not subject to tax in other jurisdictions	5,051,879	2,117,135	3,210,957	523,179
Others	656,628	(433,698)	280,804	45,753
	6,219,458	10,430,402	9,509,236	1,549,392

Summary of Income Tax Holiday [Table Text Block]
The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	Years ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

The aggregate effect	1,756,754	1,290,674	-	-
Per share effect - basic	0.05	0.04	-	-
Per share effect - diluted	0.05	0.04	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of deferred tax assets and liabilities:

	Years ended June 30,
	2012	2013	2013
	RMB	RMB	US$

Tax loss carried forwards	21,015,447	14,085,334	2,295,000
Future deductible expenditure	8,243,306	8,243,306	1,343,127
Fair value changes of property, plant and equipment	298,831	104,314	16,996
Allowance for doubtful debts	2,481,580	111,486	18,165
Total deferred tax assets	32,039,164	22,544,440	3,673,288
Less: valuation allowance	(31,740,333)	(22,440,126)	(3,656,292)
Total net deferred tax assets (non-current)	298,831	104,314	16,996
Deferred tax liabilities:
Property, plant and equipment and intangible assets (non-current)	7,585,920	9,407,560	1,532,825

Summary of Valuation Allowance [Table Text Block]
Movement of valuation allowances:

	As of June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

At the beginning of year	57,861,224	36,659,614	31,740,333	5,171,625
Current year addition (reduction)	12,495,012	2,883,211	(386,310)	(62,944)
Tax loss expired	-	(7,802,492)	(9,242,125)	(1,505,869)
Disposal of ELP business	(33,696,622)	-	-	-
Acquisitions of Xiaoxiao and DDK	-	-	328,228	53,480
At the end of year	36,659,614	31,740,333	22,440,126	3,656,292